Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Jul. 16, 2013
Document Effective Date	Jul. 16, 2013
Prospectus Date	Oct. 01, 2012
Small-Mid Growth Fund | Small-Mid Growth Fund
Risk/Return:
Trading Symbol	VSSGX